Document and Entity Information	Dec. 12, 2024
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001070985
Document Type	8-K/A
Document Period End Date	Dec. 12, 2024
Entity Registrant Name	CoreCivic, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	001-16109
Entity Tax Identification Number	62-1763875
Entity Address, Address Line One	5501 Virginia Way
Entity Address, City or Town	Brentwood
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37027
City Area Code	(615)
Local Phone Number	263-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	CXW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On December 16, 2024, CoreCivic, Inc., a Maryland corporation (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) disclosing the appointment of Mr. Patrick Swindle, who currently serves as the Company’s Executive Vice President and Chief Operating Officer, as President and Chief Operating Officer of the Company, effective January 1, 2025. The Company is filing this Current Report on Form 8-K/A to amend the Original Report to disclose that, on December 18, 2024, the Compensation Committee of the Board of Directors of the Company (the “Compensation Committee”) approved the following compensation in connection with Mr. Swindle’s promotion to President and Chief Operating Officer of the Company. For serving as the Company’s President and Chief Operating Officer, Mr. Swindle’s annual base salary for the fiscal year beginning on January 1, 2025, will be $700,000 (the “Base Salary”). Mr. Swindle’s short-term cash incentive compensation target is an amount equal to 132% of the Base Salary, based on the achievement of performance goals to be established by the Compensation Committee in the first quarter of 2025 (as part of the Company’s regular compensation practices). The percentage target referenced above is the same percentage target utilized for Mr. Swindle’s 2024 annual short-term cash incentive compensation. Mr. Swindle will receive a long-term equity incentive grant of restricted stock units having a value equal to one million three hundred thousand dollars ($1,300,000) in the first quarter of 2025 (as part of the Company’s regular equity award grant-cycle). One-half of these restricted stock units will be time-based (vesting ratably over three years) and the other half will be performance-based (vesting over a three-year period, subject to the achievement the applicable performance criteria to be established by the Compensation Committee).